Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Regulatory Capital Position

The following table summarizes the Bank’s regulatory capital positions as at April 30, 2020 and October 31, 2019.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)	As at
	April 30 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$57,697	$55,042
Tier 1 Capital	64,318	61,683
Total Capital	80,057	74,122
Risk-weighted assets used in the calculation of capital ratios	523,979	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	11.0%	12.1%
Tier 1 Capital ratio	12.3	13.5
Total Capital ratio	15.3	16.3

Leverage ratio	4.2	4.0

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic in the second quarter of 2020. Refer to “Capital Position” section of the MD&A for additional detail.